SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings per share because such securities are anti-dilutive for the three and six months ended June 30, 2012 and 2013 and for the year ended December 31, 2012. The weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share are detailed in the table below:

Six months ended June 30,		Three months ended June 30,		Year ended December 31,
2013	2012	2013	2012	2012
Unaudited				Audited

573,032	411,000	532,991	411,000	19,500